WOMEN'S EQUITY MUTUAL FUND

                               SEMI-ANNUAL REPORT

                      (THE WOMENS EQUITY MUTUAL FUND LOGO)

                                Six Months Ended
                               September 30, 2002

November 15, 2002

Dear Shareholder:

  Now into the fourth quarter of 2002, investors are still waiting for the markets to stabilize and the economy to recover. As long as uncertainties about the war in Iraq and potential worldwide terrorism loom in the background, any positive or negative news will cause the market to ricochet up and down daily. We feel our best course is to continue to focus on the long term. Make sure our investments are diversified and that our investment strategy matches our goals.

  The Federal Reserve Bank slashed interest rates on November 5, 2002 by half a percent to stimulate the economy one more time. Consumer spending alone is not enough to fuel a recovery. Capital spending from corporations needs to pick up. As part of the process to recovery, there is a need to restore confidence in America's corporate leadership. The integrity of financial markets requires that corporations be made more accountable to their shareholders and their stakeholders. One way to accountability is through transparency. We endorse the Security and Exchange Commission's proposed rules issued September 19, 2002, mandating disclosure of proxy voting policies, procedures, and voting records by mutual funds. Please find the Fund's disclosure on our website and its link to our sub-advisor's (Walden Asset Management) website. Access to information and transparency is vital to corporations as well as mutual funds.

  As of September 30, 2002 the Women's Equity Mutual Fund's average total returns were as follows:

                                 One         Three      Five   From inception
                                 Year        Years     Years       10/1/93
-----------------------------------------------------------------------------
          Women's Equity       -12.47%       -4.46%     3.07%       7.49%
          S & P 500 Index      -20.49%      -12.89%    -1.63%       8.56%

  Over the last few years the Fund has benefited from an investment discipline that seeks to maintain exposure to a broad range of growth companies, while holding to a high standard of financial quality. Our return for the year ending September 30, 2002 though negative compares favorably to the return of the S&P 500, which declined by 20.49 percent. The equity strategy, which we have employed over the years, emphasizes financially sound companies with proven business models and reasonable valuations. Part of the business model includes companies that have good policies for their women employees and have outside board members that represent a diverse point of view including that of women and minorities. We believe this approach will continue to serve the Fund well in these turbulent times. Our intention is to identify companies where valuations clearly take into account the risks going forward, or alternatively, to seek investments where we believe earnings are likely to remain on an upward path.

  As always, we appreciate your investment in the Women's Equity Mutual Fund and welcome your comments and suggestions.

  Sincerely yours,

  /s/ Linda C.Y. Pei

  Linda C.Y. Pei
  President

Opinions expressed above are those of Linda C.Y. Pei and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Past performance is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The S&P 500 Index is a broad based unmanaged invest of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Quasar Distributors, LLC, Distributor.  12/02

SCHEDULE OF INVESTMENTS at September 30, 2002 (Unaudited)

Shares                                                                Value
---------------------------------------------------------------------------
COMMON STOCKS: 96.4%

COMMERCIAL SERVICES: 2.8%
     6,000      DeVry, Inc.*<F1>                                 $  111,720
     5,000      Ecolab, Inc.                                        208,650
                                                                 ----------
                                                                    320,370
                                                                 ----------

COMPUTERS: 1.3%
     6,500      Dell Computer Corp.*<F1>                            152,815
                                                                 ----------

COMPUTER - SERVICES: 0.8%
     2,200      Affiliated Computer
                  Services, Inc.*<F1>                                93,610
                                                                 ----------

CONSUMER PRODUCTS AND SERVICES: 3.7%
     6,000      Avon Products, Inc.                                 276,600
     5,000      Gillette Co.                                        148,000
                                                                 ----------
                                                                    424,600
                                                                 ----------

COSMETICS & TOILETRIES: 4.2%
     6,000      Alberto-Culver Co.                                  276,600
     3,500      Kimberly-Clark Corp.                                198,240
                                                                 ----------
                                                                    474,840
                                                                 ----------

DURABLE GOODS: 1.6%
     4,000      Harley-Davidson, Inc.                               185,800
                                                                 ----------

FINANCIAL SERVICES: 17.9%
     4,000      American International
                  Group, Inc.                                       218,800
     5,500      Bank of America Corp.                               350,900
     3,000      Charles Schwab Corp.                                 26,100
     4,000      Chubb Corp.                                         219,320
     3,800      Federal National
                  Mortgage Association                              226,252
     8,000      FleetBoston
                  Financial Corp.                                   162,640
     7,000      John Hancock
                  Financial Services, Inc.                          194,600
    10,000      MBNA Corp.                                          183,800
     6,000      Northern Trust Corp.                                226,320
     5,000      Wells Fargo & Co.                                   240,800
                                                                 ----------
                                                                  2,049,532
                                                                 ----------

FOOD - WHOLESALE: 2.5%
    10,000      Sysco Corp.                                         283,900
                                                                 ----------

HEALTHCARE: 15.8%
     5,000      Becton, Dickinson
                  and Co.                                           142,000
     7,900      Biomet, Inc.                                        210,377
     3,000      Cardinal Health, Inc.                               186,600
     3,000      C.R. Bard, Inc.                                     163,890
     8,000      Johnson & Johnson                                   432,640
     6,500      Medtronic, Inc.                                     273,780
     5,000      Merck & Co., Inc.                                   228,550
     3,000      Stryker Corp.                                       172,800
                                                                 ----------
                                                                  1,810,637
                                                                 ----------

HOME FURNISHINGS: 1.5%
     8,500      Leggett & Platt, Inc.                               168,215
                                                                 ----------

HOUSEHOLD PRODUCTS: 1.5%
     3,000      Avery Dennison Corp.                                170,940
                                                                 ----------

INDUSTRIALS: 1.7%
     3,800      Praxair, Inc.                                       194,218
                                                                 ----------

INVESTMENT MANAGEMENT: 1.3%
     6,000      T Rowe Price Group, Inc.                            149,760
                                                                 ----------

MANUFACTURING: 4.4%
     5,000      Carlisle Cos., Inc.                                 183,400
     6,000      Dover Corp.                                         152,280
     5,000      Ingersoll-Rand Co.                                  172,200
                                                                 ----------
                                                                    507,880
                                                                 ----------

OIL & GAS PRODUCERS: 4.2%
    12,000      BP PLC                                              478,800
                                                                 ----------

PHARMACEUTICALS: 3.3%
     6,000      Bristol-Myers Squibb Co.                            142,800
     8,200      Pfizer, Inc.                                        237,964
                                                                 ----------
                                                                    380,764
                                                                 ----------

PRODUCER PRODUCTS: 5.5%
     6,000      Illinois Tool Works, Inc.                           349,980
     6,000      Teleflex, Inc.                                      273,480
                                                                 ----------
                                                                    623,460
                                                                 ----------

PUBLISHING - NEWSPAPERS: 2.1%
     4,000      McClatchy Co.                                       243,800
                                                                 ----------

RETAIL: 7.5%
     7,000      BJ's Wholesale Club, Inc.*<F1>                      133,070
     6,000      Costco Wholesale Corp.*<F1>                         194,220
     5,500      CVS Corp.                                           139,425
     8,000      Home Depot, Inc.                                    208,800
    11,000      TJX Cos., Inc.                                      187,000
                                                                 ----------
                                                                    862,515
                                                                 ----------

TECHNOLOGY: 7.4%
    10,000      Applied Materials, Inc.*<F1>                        115,500
     6,000      Automatic Data
                  Processing, Inc.                                  208,620
    12,000      Intel Corp.                                         166,680
     2,500      International Business
                  Machines Corp.                                    145,975
     2,700      Microsoft Corp.*<F1>                                118,098
    11,000      Oracle Corp.*                                        86,460
                                                                 ----------
                                                                    841,333
                                                                 ----------

TELECOMMUNICATIONS: 3.4%
     3,000      ALLTEL Corp.                                        120,390
     5,200      BellSouth Corp.                                      95,472
    10,000      Comverse
                  Technology, Inc.*<F1>                              69,900
     5,000      SBC
                  Communications, Inc.                              100,500
                                                                 ----------
                                                                    386,262
                                                                 ----------

TRANSPORTATION: 1.2%
    10,500      Southwest Airlines Co.                              137,130
                                                                 ----------

WIRELESS EQUIPMENT: 0.8%
     7,000      Nokia Corp., ADR                                     92,750
                                                                 ----------

TOTAL COMMON STOCKS
  (cost $11,071,192)                                             11,033,931
                                                                 ----------

PRINCIPAL
  AMOUNT                                                              VALUE
---------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 3.7%

MONEY MARKET INVESTMENT: 3.7%

  $425,181      U.S. Bank Treasury Fund
                  (cost $425,181)                                   425,181
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $11,496,373):  100.1%                                    11,459,112

Liabilities in excess of
  Other Assets:  (0.1)%                                            (14,403)
                                                                -----------

NET ASSETS: 100.0%                                              $11,444,709
                                                                -----------
                                                                -----------

*<F1>  Non-income producing security.

+<F2> At September 30, 2002, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:
       Gross unrealized appreciation                          $     779,951
       Gross unrealized depreciation                              (817,212)
                                                              -------------
       Net unrealized depreciation                            $    (37,261)
                                                              -------------
                                                              -------------

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2002 (Unaudited)

ASSETS
   Investments in securities, at value (cost $11,496,373)         $11,459,112
   Cash                                                                   530
   Receivables:
       Fund shares sold                                                16,055
       Dividends and interest                                          15,412
   Prepaid expenses                                                     8,384
                                                                   ----------
            Total assets                                           11,499,493
                                                                   ----------

LIABILITIES
   Payables:
       Fund shares redeemed                                            25,261
       Advisory fees                                                      924
       Administration fees                                              2,541
       Distribution fees                                                8,928
   Accrued expenses and other liabilities                              17,130
                                                                  -----------
            Total liabilities                                          54,784
                                                                  -----------

NET ASSETS                                                        $11,444,709
                                                                  -----------
                                                                  -----------

   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     ($11,444,709/800,218 shares outstanding; unlimited
     number of shares authorized without par value)                    $14.30
                                                                       ------
                                                                       ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                $11,851,211
   Accumulated net investment loss                                    (5,907)
   Accumulated net realized loss on investments                     (363,334)
   Net unrealized depreciation on investments                        (37,261)
                                                                  -----------
   Net assets                                                     $11,444,709
                                                                  -----------
                                                                  -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Period Ended September 30, 2002 (Unaudited)

INVESTMENT INCOME
   Income
       Dividends (net of $782 foreign withholding tax)             $    83,224
       Interest                                                          3,488
                                                                   -----------
           Total income                                                 86,712
                                                                   -----------

   Expenses
       Advisory fees                                                    62,136
       Distribution fees                                                15,534
       Administration fees                                              15,041
       Transfer agent fees                                              13,201
       Fund accounting fees                                             11,483
       Registration fees                                                 8,180
       Audit fees                                                        8,075
       Custody fees                                                      4,498
       Reports to shareholders                                           4,117
       Legal fees                                                        2,864
       Trustee fees                                                      2,818
       Insurance expense                                                   358
       Miscellaneous                                                     1,253
                                                                   -----------
           Total expenses                                              149,558
           Less: fees waived                                           (56,342)
                                                                   -----------
           Net expenses                                                 93,216
                                                                   -----------
               NET INVESTMENT LOSS                                      (6,504)
                                                                   -----------

   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized loss on investments                                (10,426)
       Change in net unrealized depreciation on investments         (3,152,836)
                                                                   -----------
           Net realized and unrealized loss on investments          (3,163,262)
                                                                   -----------
           NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS    $(3,169,766)
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                         ENDED                  YEAR ENDED
                                                SEPTEMBER 30, 2002#<F3>       MARCH 31, 2002
                                                -----------------------       --------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:

OPERATIONS
   Net investment loss                                $    (6,504)             $   (23,377)
   Net realized loss on investments                       (10,426)                (222,828)
   Change in net unrealized appreciation/
     depreciation on investments                       (3,152,836)               1,294,680
                                                      -----------              -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                    (3,169,766)               1,048,475
                                                      -----------              -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gain                                      --                 (339,943)
                                                      -----------              -----------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F4>           1,915,924                1,417,225
                                                      -----------              -----------
        TOTAL INCREASE (DECREASE) IN NET ASSETS        (1,253,842)               2,125,757

NET ASSETS
   Beginning of period                                 12,698,551               10,572,794
                                                      -----------              -----------
   End of period                                      $11,444,709              $12,698,551
                                                      -----------              -----------
                                                      -----------              -----------

(a)<F4>  A summary of capital share transactions is as follows:

                                  SIX MONTHS ENDED           YEAR ENDED
                              SEPTEMBER 30, 2002#<F3>      MARCH 31, 2002
                              -----------------------      --------------
                                Shares       Value       Shares       Value
                                ------       -----       ------       -----
Shares sold                    145,494    $2,418,682     76,026    $1,376,908
Shares issued in reinvestment
  of distributions                  --            --     18,639       327,675
Shares redeemed                (31,562)     (502,758)   (15,819)     (287,358)
                               -------    ----------    -------    ----------
Net increase                   113,932    $1,915,924     78,846    $1,417,225
                               -------    ----------    -------    ----------
                               -------    ----------    -------    ----------

#<F3>  Unaudited.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                             SIX MONTHS
                                               ENDED
                                           SEPTEMBER 30,                             YEAR ENDED MARCH 31,
                                             2002#<F5>         2002           2001           2000           1999           1998
                                            ------------       ----           ----           ----           ----           ----
Net asset value,
  beginning of period                          $18.50         $17.41         $20.76         $19.86         $18.07         $12.10
                                               ------         ------         ------         ------         ------         ------

INCOME FROM INVESTMENT
  OPERATIONS:
     Net investment loss                        (0.01)         (0.03)         (0.07)         (0.09)         (0.06)         (0.04)
     Net realized and unrealized
     gain (loss) on investments                 (4.19)          1.66          (1.87)          1.94           2.65           6.16
                                               ------         ------         ------         ------         ------         ------
Total from
  investment operations                         (4.20)          1.63          (1.94)          1.85           2.59           6.12
                                               ------         ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
     From net realized gain                        --          (0.54)         (1.41)         (0.95)         (0.80)         (0.15)
                                               ------         ------         ------         ------         ------         ------
Net asset value, end of period                 $14.30         $18.50         $17.41         $20.76         $19.86         $18.07
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------
Total return                                   (22.74)%^<F6>    9.59%         (9.87)%         9.60%         14.76%         50.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (millions)                      $11.4          $12.7          $10.6          $11.8           $9.8           $7.0

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                              2.41%+<F7>     2.62%          2.48%          2.47%          2.70%          3.12%
After fees waived and
  expenses absorbed                              1.50%+<F7>     1.50%          1.50%          1.50%          1.50%          1.50%

RATIO OF NET INVESTMENT INCOME
 (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                             (1.01)%+<F7>   (1.33)%        (1.35)%        (1.42)%        (1.60)%        (1.88)%
After fees waived and
  expenses absorbed                             (0.10)%+<F7>   (0.21)%        (0.37)%        (0.45)%         0.40%         (0.26)%
Portfolio turnover rate                         11.30%^<F6>    14.64%         16.24%         19.32%         16.36%         27.21%

#<F5>  Unaudited.
^<F6>  Not Annualized.
+<F7>  Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

  The Women's Equity Mutual Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Fund began operations on October 1, 1993.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

  A. Security Valuation. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

  B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no income tax provision is required.

  C. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  For the period ended September 30, 2002, Pro-Conscience Funds, Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period ended September 30, 2002, the Fund incurred $62,136 in advisory fees.

  The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.50% of average daily net assets. Any fee withheld and/or any Fund expense absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year to which the fees waived and expenses absorbed relate, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustee review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. For the period ended September 30, 2002, the Advisor earned fees of $5,794 and waived fees of $56,342. Boston Trust Investment Management, a Division of United States Trust Company of Boston, (the "Sub-Advisor") acts as Sub-Advisor to the Fund and is entitled to compensation for its services from the Advisor.

  U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

         Under $15 million              $30,000
         $15 to $50 million             0.20% of average daily net assets
         $50 to $100 million            0.15% of average daily net assets
         $100 to $150 million           0.10% of average daily net assets
         Over $150 million              0.05% of average daily net assets

  For the period ended September 30, 2002, the Fund incurred $15,041 in administration fees.

  Quasar Distributors, LLC, (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

  U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

  Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION PLAN

  The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the period ended September 30, 2002, pursuant to the plan, the Fund paid fees of $15,534 to the Advisor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the period ended September 30, 2002 was $3,225,307 and $1,338,518, respectively.

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

  The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                      TERM OF        PRINCIPAL                       # OF FUNDS     OTHER
                         POSITION     OFFICE AND     OCCUPATION                      IN COMPLEX     DIRECTORSHIPS
NAME, AGE                HELD WITH    LENGTH OF      DURING PAST                     OVERSEEN BY    HELD BY
AND ADDRESS              THE TRUST    TIME SERVED    FIVE YEARS                      TRUSTEE        TRUSTEE
-----------              ---------    -----------    -----------                     -----------    -------------
Dorothy A. Berry         Chairman     Indefinite     Talon Industries                19             Not
(Born 1943)              and          Term           (administrative,                               Applicable
615 E. Michigan St.      Trustee                     management & business
Milwaukee, WI  53202                  Since          consulting); formerly
                                      May 1991       Chief Operating Officer,
                                                     Integrated Assets
                                                     Management (investment
                                                     advisor and manager) and
                                                     formerly President, Value
                                                     Line, Inc., (investment
                                                     advisory & financial
                                                     publishing firm).

Wallace L. Cook          Trustee      Indefinite     Retired; formerly Senior        19             Not
(Born 1939)                           Term           Vice President,                                Applicable
615 E. Michigan St.                                  Rockefeller Trust Co.;
Milwaukee, WI  53202                  Since          Financial Counselor,
                                      May 1991       Rockefeller & Co.

Carl A. Froebel          Trustee      Indefinite     Private Investor;  formerly     19             Not
(Born 1938)                           Term           Managing Director,                             Applicable
615 E. Michigan St.                                  Premier Solutions, Ltd.;
Milwaukee, WI  53202                  Since          formerly President and
                                      May 1991       Founder, National Investor
                                                     Data Services, Inc.
                                                     (investment related
                                                     computer software).

Ashley T. Rabun          Trustee      Indefinite     Founder and Chief               19             Trustee,
(Born 1952)                           Term           Executive Officer,                             E*TRADE
615 E. Michigan St.                                  InvestorReach, Inc.,
Milwaukee, WI  53202                  Since          (financial services
                                      May 2002       marketing and distribution
                                                     consulting);  formerly
                                                     Partner and Director,
                                                     Nicholas-Applegate
                                                     Capital Management,
                                                     (investment management).

Rowley W.P. Redington    Trustee      Indefinite     President; Intertech            19             Not
(Born 1944)                           Term           Computer Services Corp.                        Applicable
615 E. Michigan St.                                  (consumer electronics and
Milwaukee, WI  53202                  Since          computer service and
                                      May 1991       marketing); formerly Vice
                                                     President, PRS of New
                                                     Jersey, Inc. (management
                                                     consulting), and Chief
                                                     Executive Officer, Rowley
                                                     Associates (consultants).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------

Steven J. Paggioli       Trustee      Indefinite     Consultant, U.S. Bancorp        19             Trustee,
(Born 1950)                           Term           Fund Services, LLC since                       Managers
915 Broadway                                         July, 2001; formerly                           Funds.
New York, NY  10010                   Since          Executive Vice President,
                                      May 1991       Investment Company
                                                     Administration, LLC
                                                     ("ICA") (mutual fund
                                                     administrator and the
                                                     Fund's former administrator).

Robert M. Slotky         President    Indefinite     Vice President, U.S.                           Not
(Born 1947)                           Term           Bancorp Fund Services,                         Applicable
2020 E. Financial Way,                               LLC since July, 2001;
Suite 100                             Since          formerly, Senior Vice
Glendora, CA  91741                   August 2002    President, ICA (May
                                                     1997-July 2001.

Eric W. Falkeis          Treasurer    Indefinite     Vice President, U.S.                           Not
(Born 1973)                           Term           Bancorp Fund Services,                         Applicable
615 E. Michigan St.                                  LLC since 1997; Chief
Milwaukee, WI  53202                  Since          Financial Officer, Quasar
                                      August 2002    Distributors, LLC, since
                                                     2000.

Chad E. Fickett          Secretary    Indefinite     Compliance Administrator,                      Not
(Born 1973)                           Term           U.S. Bancorp Fund                              Applicable
615 E. Michigan St.                                  Services, LLC since
Milwaukee, WI  53202                  Since          July, 2000.
                                      March 2002

                                    Advisor
                           PRO-CONSCIENCE FUNDS, INC.
                         625 Market Street, 16th Floor
                            San Francisco, CA  94105
                                 (415) 547-9135
                                 (888) 552-9363

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 E. Michigan Street.
                              Milwaukee, WI  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45201

                                 Transfer Agent
                          AMERICAN DATA SERVICES, INC.
                                P.O. Box 542007
                             Omaha, NE  68154-1952
                                 (866) 811-0221

                                    Auditors
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                         San Francisco, CA  94105-3441